Offsetting financial assets and financial liabilities (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Gross amounts		£ 593,004	£ 583,539
Amounts offset		(254,390)	(245,133)
Net amounts reported on the balance sheet		338,614	338,406
Financial instruments		(172,014)	(184,265)
Financial collateral		(154,492)	(141,642)
Net amount		12,108	12,499
Amounts not subject to enforceable netting arrangements	[1]	5,073	12,167
Balance sheet total	[2]	343,687	350,573
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(609,333)	(627,646)
Amounts offset		253,932	244,560
Net amounts reported on the balance sheet		(355,401)	(383,086)
Financial instruments		172,014	184,265
Financial collateral		172,999	187,517
Net amount		(10,388)	(11,304)
Amounts not subject to enforceable netting arrangements	[1]	(10,053)	(22,288)
Balance sheet total	[2]	(365,454)	(405,374)
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(233,492)	(253,030)
Amounts offset		18,229	21,065
Net amounts reported on the balance sheet		(215,263)	(231,965)
Financial instruments		172,014	184,265
Financial collateral		32,900	36,444
Net amount		(10,349)	(11,256)
Amounts not subject to enforceable netting arrangements	[1]	(4,329)	(6,380)
Balance sheet total	[2]	(219,592)	(238,345)
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	[3]	(375,841)	(374,616)
Amounts offset	[3]	235,703	223,495
Net amounts reported on the balance sheet	[3]	(140,138)	(151,121)
Financial instruments	[3]	0	0
Financial collateral	[3]	140,099	151,073
Net amount	[3]	(39)	(48)
Amounts not subject to enforceable netting arrangements	[1],[3]	(5,724)	(15,908)
Balance sheet total	[2],[3]	(145,862)	(167,029)
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts		239,344	257,199
Amounts offset		(18,687)	(21,638)
Net amounts reported on the balance sheet		220,657	235,561
Financial instruments		(172,014)	(184,265)
Financial collateral		(36,977)	(39,262)
Net amount		11,666	12,034
Amounts not subject to enforceable netting arrangements	[1]	2,026	2,426
Balance sheet total	[2]	222,683	237,987
Reverse repurchase agreements and other similar secured lending [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	[3]	353,660	326,340
Amounts offset	[3]	(235,703)	(223,495)
Net amounts reported on the balance sheet	[3]	117,957	102,845
Financial instruments	[3]	0	0
Financial collateral	[3]	(117,515)	(102,380)
Net amount	[3]	442	465
Amounts not subject to enforceable netting arrangements	[1],[3]	3,047	9,741
Balance sheet total	[2],[3]	£ 121,004	£ 112,586

[1]	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
[2]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
[3]

Repurchase and Reverse Repurchase agreements include instruments at amortised cost and instruments designated at fair value through profit and loss. Reverse Repurchase agreements and other similar secured lending of £121,004m ( 2017 : £112,586m) is split by fair value £119,391m ( 2017 : £100,040m) and amortised cost £1,613m ( 2017 : £12,546m). Repurchase agreements and other similar secure d borrowing of £145,862m ( 2017 : £167,029m) is split by fair value £138,484m ( 2017 : £126,691m) and amortised cost £7,378m ( 2017 : £40,338m).